Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter
	First	Second	Third	Fourth	Full Year
	(In thousands, except per share data)
Year Ended December 31,
2014
Total revenues	$2,260,863	$2,511,638	$2,626,448	$2,538,940	$9,937,889
Gross profit	338,122	369,148	374,709	365,959	1,447,938
Net income	31,303	16,862	26,162	18,677	93,004
Basic earnings per share (1)	1.29	0.70	1.07	0.77	3.82
Diluted earnings per share (1)	1.19	0.62	1.03	0.77	3.60
2013
Total revenues	$1,963,832	$2,335,110	$2,340,147	$2,279,492	$8,918,581
Gross profit	300,489	341,274	329,462	321,321	1,292,546
Net income	22,118	37,388	32,765	21,721	113,992
Basic earnings per share (1)	0.95	1.53	1.34	0.89	4.72
Diluted earnings per share (1)	0.88	1.43	1.19	0.81	4.32
(1) The sum of the quarterly income per share amounts may not equal the annual amount reported, as per share amounts are computed independently for each quarter and for the full year based on the respective weighted average common shares outstanding.
During the second, third and fourth quarters 2014, the Company incurred charges of $1.7 million, $9.4 million, and $30.4 million related to the impairment of assets. Included in these charges, for the third and fourth quarters of 2014, were impairments of the Company’s intangible assets of $5.5 million and $25.6 million, respectively. During the third quarter of 2014, the Company sold five dealerships in the U.S. and recognized a net gain of $16.6 million and also realized a $3.4 million tax benefit relative to deducible goodwill in the Brazil segment. In addition, the Company had a loss of $23.4 million and $22.8 million on the extinguishment of debt for the second and third quarters of 2014, respectively.
During 2013, the Company incurred charges of $6.5 million related to the impairment of assets, of which $5.4 million was incurred during the fourth quarter, primarily related to the Company’s intangible assets other than goodwill. Included in net income, the Company recorded a valuation allowance of $3.5 million on certain of its deferred tax assets during the fourth quarter of 2013, primarily associated with net operating losses recognized in foreign jurisdictions. Of this total, $2.3 million related to deferred tax assets recognized during the first, second and third quarters of 2013. The Company determined that the impact of failing to record the necessary valuation allowance adjustments in each of the first three quarters of 2013 was not material to those individual quarters and the correcting cumulative adjustment in the fourth quarter of 2013 was not material to that quarter.
For more information on non-cash impairment charges, refer to Note 15, “Asset Impairments.”